Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 21, 2011	Aug. 09, 2013 Syndicated Solar , Inc
Assets:
Cash				$ 3,416	$ 90
Accounts receivable, net				4,511	580
Construction in progress					1,083
Other current assets				2,528	105
Current assets					1,858
Fixed assets				1,427	176
Other assets					9
Total assets				43,380	2,043
Cash				3,416	90
Liabilities:
Accounts payable					2,220
Deferred revenue				2,239	946
Other current liabilities					58
Total current liabilities					3,224
Total liabilities assumed					3,224
Restricted cash				902
Total identifiable net assets at fair value					(1,181)
Accounts receivable				4,511	580
Intangibles	2,347		390		2,347
Inventory				5,008
Deferred costs on uncompleted contracts				1,609
Other current assets				2,528	105
Property and equipment				1,427	176
Deferred tax asset				4,226
Goodwill		0	19,885	19,153
Other intangibles				600
Total assets				43,380	2,043
Line of credit				(3,119)
Accounts payable and accrued liabilities				(11,681)
Debt				(2,608)
Billings in excess of costs on uncompleted contracts				(2,062)
Deferred revenue and other current liabilities				(2,239)	(946)
Net assets acquired				$ 21,671	$ 1,166